Average Annual Total Returns - Invesco SP 500 Low Volatility ETF	ETF Inception Date	ETF 1 Year	ETF 5 Years	ETF Since Inception	ETF Return After Taxes on Distributions 1 Year	ETF Return After Taxes on Distributions 5 Years	ETF Return After Taxes on Distributions Since Inception	ETF Return After Taxes on Distributions and Sale of Fund Shares 1 Year	ETF Return After Taxes on Distributions and Sale of Fund Shares 5 Years	ETF Return After Taxes on Distributions and Sale of Fund Shares Since Inception	S&P 500® Low Volatility Index(reflects no deduction for fees, expenses or taxes) 1 Year		S&P 500® Low Volatility Index(reflects no deduction for fees, expenses or taxes) 5 Years		S&P 500® Low Volatility Index(reflects no deduction for fees, expenses or taxes) Since Inception		S&P 500® Index (reflects no deduction for fees, expenses or taxes) 1 Year	S&P 500® Index (reflects no deduction for fees, expenses or taxes) 5 Years	S&P 500® Index (reflects no deduction for fees, expenses or taxes) Since Inception
Total	May 05, 2011	27.90%	11.40%	13.16%	27.16%	10.81%	12.56%	16.87%	8.95%	10.77%	28.26%	[1]	11.70%	[1]	13.46%	[1]	31.49%	11.70%	13.10%

[1]	The Fund has designated its Underlying Index as its broad-based index going forward as it more closely reflects the performance of the types of securities in which the Fund invests.